Goodwill and Intangible Assets, Net - Schedule of Estimated Amortization Expense (Details)	Dec. 31, 2022 CNY (¥)
Estimated amortization expense
2023	¥ 17,233,333
2024	17,233,333
2025	13,344,444
2026	7,900,000
2027	¥ 7,900,000